DEBT - Narrative (Details) - EUR (€)	Jul. 29, 2021	May 27, 2020	Jul. 31, 2019	Jul. 16, 2019	Mar. 16, 2016	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2015
Disclosure of detailed information about borrowings [line items]
Debt						€ 2,811,779,000	€ 2,630,011,000
Funding Limit						669,000,000	676,000,000
Cash Collected From Settlements of Receivables or Collateral
Disclosure of detailed information about borrowings [line items]
Restricted cash received from settlement of receivables or pledged lines of credit						44,085,000	47,742,000
2023 Bond
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)					1.50%
Principal amount of borrowings					€ 500,000,000
Borrowings, issue price (percent)					98.977%
Proceeds from bonds					€ 490,729,000
Borrowings, yield to maturity (percent)					1.656%
Voluntary prepayments made				€ 115,395,000
Debt						388,947,000	387,872,000
Accrued interest						4,567,000	4,567,000
Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings								€ 500,000,000
Debt						113,165,000	154,419,000
2025 Bond
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)		1.50%
Principal amount of borrowings		€ 650,000,000
Borrowings, issue price (percent)		98.898%
Proceeds from bonds		€ 640,073,000
Borrowings, yield to maturity (percent)		1.732%
Debt						650,923,000	648,984,000
Accrued interest						5,818,000	5,850,000
2029 Notes and 2031 Notes
Disclosure of detailed information about borrowings [line items]
Proceeds from bonds			€ 298,316,000
2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)			1.12%
Principal amount of borrowings			€ 150,000,000
Debt						150,135,000	150,052,000
Accrued interest						700,000	700,000
2031 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)			1.27%
Debt						150,178,000	150,111,000
Accrued interest						794,000	794,000
2032 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)	0.91%
Principal amount of borrowings	€ 150,000,000
Proceeds from bonds	€ 149,495,000
Debt						150,136,000	150,091,000
Accrued interest						577,000	576,000
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Debt						€ 57,423,000	€ 56,210,000